Fees Summary	Dec. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 221,818,184.48
Previously Paid Amount	0.00
Total Fee Amount	30,633.09
Total Offset Amount	0.00
Net Fee	$ 30,633.09